Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 3,351,160	$ 4,611,973	$ 4,102,621
Spare parts	227,091	187,158	183,357
Reserve for inventory obsolescence	(91,041)	(172,562)	(121,862)
Inventories, net	$ 3,487,210	$ 4,626,569	$ 4,164,116	[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis